IFRS 7 - Disclosure - Market Risk - Summary of Structural Interest Rate Sensitivity - Measures (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jul. 31, 2026	Apr. 30, 2026	Jul. 31, 2025
100 basis point increase in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	$ 177	$ 119	$ 147
Increase (decrease) in EVE	(1,555)	(1,542)	(1,513)
100 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(230)	(164)	(225)
Increase (decrease) in EVE	1,477	1,406	1,359
Canadian currency [member] | 100 basis point increase in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	110	72	116
Increase (decrease) in EVE	(1,068)	(1,088)	(1,072)
Canadian currency [member] | 100 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(161)	(114)	(191)
Increase (decrease) in EVE	993	962	922
Denominated in U.S. dollars [member] | 100 basis point increase in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	67	47	31
Increase (decrease) in EVE	(487)	(454)	(441)
Denominated in U.S. dollars [member] | 100 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(69)	(50)	(34)
Increase (decrease) in EVE	$ 484	$ 444	$ 437